Portfolio of Investments
Columbia New York Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 2.7%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	1.180%	3,030,000	3,030,000
Subordinated Series 2014I-2 (JPMorgan Chase Bank)
03/01/2040	1.180%	3,300,000	3,300,000
Total			6,330,000
Total Floating Rate Notes (Cost $6,330,000)			6,330,000

Municipal Bonds 96.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Charter Schools 0.8%
Build NYC Resource Corp.
Revenue Bonds
International Leadership Charter School
Series 2013
07/01/2023	5.000%	1,460,000	1,491,098
Build NYC Resource Corp.(c)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	420,000	431,777
Total			1,922,875
Disposal 0.4%
Oneida-Herkimer Solid Waste Management Authority
Revenue Bonds
Series 2011
04/01/2020	5.000%	870,000	875,786
Health Services 2.1%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2030	5.000%	3,400,000	4,026,450
Revenue Bonds
Mount Sinai School of Medicine
Series 2010A
07/01/2021	5.000%	1,000,000	1,015,870
Total			5,042,320
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 9.1%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Albany College of Pharmacy & Health Services
Series 2014
12/01/2031	5.000%	500,000	578,495
Build NYC Resource Corp.
Refunding Revenue Bonds
City University of New York-Queens
Series 2014A
06/01/2029	5.000%	225,000	261,387
06/01/2030	5.000%	300,000	348,180
Manhattan College Project
Series 2017
08/01/2033	5.000%	400,000	492,272
County of Saratoga
Revenue Bonds
Skidmore College Project
Series 2018
07/01/2033	5.000%	165,000	210,095
07/01/2034	5.000%	200,000	253,952
07/01/2035	5.000%	200,000	252,966
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2032	5.000%	220,000	272,600
Vassar College Project
Series 2017
07/01/2034	5.000%	500,000	619,750
Revenue Bonds
Marist College Project
Series 2015A
07/01/2029	5.000%	1,000,000	1,201,200
Series 2018
07/01/2031	5.000%	170,000	217,289
07/01/2032	5.000%	210,000	267,504
07/01/2033	5.000%	205,000	260,286
Geneva Development Corp.
Refunding Revenue Bonds
Hobart & William Smith College
Series 2012
09/01/2024	5.000%	600,000	659,550
09/01/2025	5.000%	300,000	329,535
Hempstead Town Local Development Corp.
Revenue Bonds
Hofstra University Project
Series 2013
07/01/2028	5.000%	1,170,000	1,317,280
Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Barnard College
Series 2015A
07/01/2030	5.000%	700,000	836,220
New School
Series 2015A
07/01/2029	5.000%	450,000	538,713
Pratt Institute
Series 2015A
07/01/2034	5.000%	2,000,000	2,304,560
St. John’s University
Series 2015A
07/01/2030	5.000%	2,340,000	2,781,886
Teacher’s College
Series 2017
07/01/2029	5.000%	175,000	220,845
07/01/2030	5.000%	150,000	188,766
Revenue Bonds
Culinary Institute of America
Series 2012
07/01/2028	5.000%	500,000	543,865
New York University
Series 1998A (NPFGC)
07/01/2020	5.750%	2,000,000	2,040,420
Series 2019A
07/01/2037	5.000%	2,000,000	2,606,000
New York State Dormitory Authority(d)
Refunding Revenue Bonds
Rochester Institute
Series 2019A
07/01/2036	5.000%	750,000	940,762
Tompkins County Development Corp.
Refunding Revenue Bonds
Ithaca College Project
07/01/2034	5.000%	575,000	724,948
Troy Capital Resource Corp.(d)
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2037	5.000%	250,000	315,222
Total			21,584,548
Hospital 11.1%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2027	5.000%	400,000	477,396
07/01/2028	5.000%	360,000	428,969
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.
Refunding Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2028	5.000%	150,000	172,050
07/01/2029	5.000%	175,000	200,211
County of Saratoga
Revenue Bonds
Saratoga Hospital Project
Series 2013A
12/01/2024	5.000%	1,085,000	1,239,276
12/01/2025	5.000%	1,115,000	1,271,747
12/01/2027	5.000%	1,225,000	1,391,796
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Nuvance Health Issue
Series 2019B
07/01/2033	5.000%	1,250,000	1,575,712
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
Highland Hospital Rochester Project
Series 2015
07/01/2025	5.000%	450,000	541,539
07/01/2026	5.000%	350,000	421,704
University of Rochester Project
Series 2017
07/01/2035	4.000%	1,285,000	1,484,252
Revenue Bonds
Rochester General Hospital (The)
Series 2017
12/01/2035	5.000%	1,000,000	1,198,640
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	1,250,000	1,405,850
07/01/2033	5.000%	675,000	758,072
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2035	5.000%	300,000	379,527
07/01/2036	5.000%	1,000,000	1,261,410
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2034	4.000%	1,000,000	1,182,080
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	3,000,000	3,566,520

2	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
NYU Hospitals Center
Series 2014
07/01/2030	5.000%	1,000,000	1,161,950
07/01/2031	5.000%	1,000,000	1,161,250
Revenue Bonds
Memorial Sloan Kettering Cancer Center
Series 2019
07/01/2035	5.000%	2,000,000	2,608,320
07/01/2036	5.000%	1,000,000	1,300,350
New York State Dormitory Authority(c)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2031	5.000%	1,000,000	1,202,300
Total			26,390,921
Local General Obligation 14.3%
City of New York
Unlimited General Obligation Bonds
Fiscal 2020
Series 2019B-1
10/01/2038	5.000%	1,000,000	1,286,140
Subordinated Series 2019H-A
01/01/2035	5.000%	1,500,000	1,923,345
Unlimited General Obligation Refunding Bonds
Series 2014J
08/01/2030	5.000%	1,500,000	1,759,905
Series 2019E
08/01/2025	5.000%	1,000,000	1,219,500
Unlimited General Obligation Refunding Notes
Series 2016C
08/01/2032	5.000%	2,000,000	2,419,820
City of Syracuse
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014
08/15/2023	5.000%	405,000	462,190
Limited General Obligation Refunding Bonds
Series 2015A
03/01/2024	5.000%	1,000,000	1,161,640
City of Yonkers
Limited General Obligation Bonds
Series 2016A (AGM)
11/15/2028	5.000%	1,780,000	2,215,459
Series 2017A (BAM)
09/01/2028	5.000%	2,090,000	2,660,445
County of Allegany
Limited General Obligation Refunding Bonds
Public Improvement
Series 2014 (BAM)
09/15/2028	5.000%	1,375,000	1,608,874
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Erie
Limited General Obligation Bonds
Public Improvement
Series 2012A
04/01/2025	5.000%	500,000	541,935
County of Monroe(e)
Limited General Obligation Public Improvement Bonds
Series 2019B (BAM)
06/01/2027	5.000%	1,350,000	1,691,712
County of Nassau
Limited General Obligation Bonds
Series 2017B
04/01/2033	5.000%	2,000,000	2,460,040
County of Rockland
Limited General Obligation Bonds
Series 2014A (AGM)
03/01/2024	5.000%	1,450,000	1,690,077
Monroe County Industrial Development Agency
Revenue Bonds
Rochester Schools Modernization Program
Series 2018
05/01/2034	5.000%	750,000	960,255
New York State Dormitory Authority
Refunding Revenue Bonds
School Districts Bond Financing
Series 2013E (AGM)
10/01/2031	5.000%	500,000	582,875
School Districts Financing Program
Series 2015B (AGM)
10/01/2027	5.000%	2,010,000	2,452,863
Revenue Bonds
School Districts Building Financing Program
Series 2018
10/01/2032	5.000%	2,000,000	2,460,600
Ramapo Local Development Corp.
Refunding Revenue Bonds
Guaranteed
Series 2013
03/15/2028	5.000%	2,180,000	2,334,649
Town of Oyster Bay
Limited General Obligation Refunding & Public Improvement Bonds
Series 2014B
08/15/2023	5.000%	1,850,000	2,095,365
Total			33,987,689
Multi-Family 2.1%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2028	5.000%	730,000	923,742
10/01/2029	5.000%	1,290,000	1,625,993

Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Revenue Bonds
Residential Institution for Children
Series 2008A-1
06/01/2033	5.000%	1,575,000	1,579,914
Onondaga County Trust for Cultural Resources
Refunding Revenue Bonds
Abby Lane Housing Corp. Project
Series 2017
05/01/2030	5.000%	420,000	514,563
05/01/2031	5.000%	400,000	488,208
Total			5,132,420
Municipal Power 6.3%
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2034	5.000%	2,000,000	2,322,900
Series 2016B
09/01/2025	5.000%	2,500,000	3,039,950
09/01/2027	5.000%	1,000,000	1,241,730
09/01/2030	5.000%	2,750,000	3,378,045
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2032	5.000%	765,000	911,039
General
Series 2017
09/01/2035	5.000%	1,200,000	1,485,648
Series 2011A
05/01/2021	5.000%	1,000,000	1,051,260
Series 2012B
09/01/2026	5.000%	1,510,000	1,666,285
Total			15,096,857
Nursing Home 0.7%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2030	4.000%	1,500,000	1,644,210
Other Bond Issue 1.7%
Build NYC Resource Corp.
Revenue Bonds
Children’s Aid Society Project (The)
Series 2019
07/01/2036	4.000%	100,000	118,906
Series 2015
07/01/2029	5.000%	545,000	652,757
07/01/2031	5.000%	715,000	853,110
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Liberty Development Corp.
Refunding Revenue Bonds
4 World Trade Center Project
Series 2011
11/15/2031	5.000%	2,350,000	2,515,722
Total			4,140,495
Other Revenue 0.1%
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Carnegie Hall
Series 2019
12/01/2037	5.000%	275,000	363,132
Pool / Bond Bank 1.7%
New York State Dormitory Authority
Revenue Bonds
School Districts Financing Program
Series 2012B
10/01/2026	5.000%	3,000,000	3,323,160
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2022	5.000%	180,000	180,554
New York State Environmental Facilities Corp.
Refunding Revenue Bonds
Subordinated Series 2019B
06/15/2029	5.000%	500,000	673,120
Total			4,176,834
Ports 5.6%
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consol-211th
Series 2018
09/01/2038	4.000%	1,400,000	1,635,032
Consolidated 184th
Series 2014
09/01/2030	5.000%	2,000,000	2,341,480
Series 2018-209
07/15/2034	5.000%	2,500,000	3,206,650
Series 2018-211
09/01/2036	5.000%	1,000,000	1,274,920
Port Authority of New York & New Jersey(e)
Refunding Revenue Bonds
Series 2015-188
05/01/2023	5.000%	1,055,000	1,185,504
Series 2018-207
09/15/2024	5.000%	1,985,000	2,329,675

4	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Consolidated
Series 2019
09/01/2033	5.000%	1,000,000	1,282,420
Total			13,255,681
Prep School 1.3%
Build NYC Resource Corp.
Refunding Revenue Bonds
Horace Mann School Project
Series 2014
07/01/2026	5.000%	475,000	559,911
07/01/2027	5.000%	600,000	703,332
Series 2015
06/01/2026	5.000%	225,000	267,928
06/01/2028	5.000%	250,000	296,255
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2034	5.000%	450,000	525,699
01/01/2035	5.000%	590,000	687,975
Total			3,041,100
Recreation 0.2%
Build NYC Resource Corp.
Refunding Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2029	5.000%	430,000	504,635
Refunded / Escrowed 10.9%
Build NYC Resource Corp.
Prerefunded 08/01/22 Revenue Bonds
YMCA of Greater New York Project
Series 2012
08/01/2032	5.000%	500,000	550,270
Dutchess County Local Development Corp.
Prerefunded 07/01/24 Revenue Bonds
Series 2014A
07/01/2034	5.000%	300,000	352,614
Elizabeth Forward School District(f)
Unlimited General Obligation Bonds
Capital Appreciation
Series 1994B Escrowed to Maturity (NPFGC)
09/01/2020	0.000%	2,210,000	2,196,475
Metropolitan Transportation Authority
Prerefunded 11/15/20 Revenue Bonds
Transportation
Series 2010D
11/15/2028	5.250%	3,000,000	3,105,810
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 11/15/24 Revenue Bonds
Series 2014C
11/15/2029	5.000%	3,000,000	3,600,720
New York State Dormitory Authority
Prerefunded 01/01/22 Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2012
07/01/2027	5.000%	500,000	539,590
Prerefunded 07/01/20 Revenue Bonds
Mount Sinai Hospital
Series 2010A
07/01/2026	5.000%	1,725,000	1,754,032
New York University Hospital Center
Series 2011A
07/01/2023	5.125%	1,000,000	1,017,340
Rochester Institute of Technology
Series 2010
07/01/2021	5.000%	1,000,000	1,017,040
Prerefunded 07/01/21 Revenue Bonds
Mount Sinai Hospital
Series 2011A
07/01/2031	5.000%	2,000,000	2,115,940
Prerefunded 07/01/22 Revenue Bonds
St. John’s University
Series 2012A
07/01/2027	5.000%	470,000	516,868
New York State Dormitory Authority(f)
Revenue Bonds
Capital Appreciation-Memorial Sloan-Kettering Cancer Center
Series 2003-1 Escrowed to Maturity (NPFGC)
07/01/2025	0.000%	3,750,000	3,535,875
Puerto Rico Highway & Transportation Authority(g)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	355,000	390,898
Triborough Bridge & Tunnel Authority
Prerefunded 01/01/22 Revenue Bonds
General Purpose
Series 1999B
01/01/2030	5.500%	1,865,000	2,029,549
Series 2011A
01/01/2025	5.000%	3,000,000	3,243,510
Total			25,966,531
Retirement Communities 2.4%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jeffersons Ferry Project
Series 2016
11/01/2036	5.250%	750,000	886,500

Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Orchard Park
Series 2015
11/15/2029	5.000%	550,000	630,894
11/15/2030	5.000%	650,000	742,950
Suffolk County Economic Development Corp.(d)
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2034	5.000%	1,000,000	1,133,860
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2029	5.000%	1,000,000	1,136,750
07/01/2034	5.000%	1,000,000	1,124,910
Total			5,655,864
Single Family 0.5%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2038	3.625%	1,000,000	1,091,490
Special Non Property Tax 10.2%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Building Aid
Series 2018S-2A
07/15/2036	5.000%	2,000,000	2,519,560
Revenue Bonds
Building Aid
Series 2018S-3
07/15/2034	5.000%	1,000,000	1,268,100
Future Tax Secured
Subordinated Series 2016E-1
02/01/2032	5.000%	3,000,000	3,649,230
Subordinated Series 2019
11/01/2034	5.000%	3,500,000	4,537,890
Unrefunded Revenue Bonds
Future Tax Secured
Series 2009
05/01/2027	5.000%	3,525,000	3,537,514
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2027	5.000%	4,120,000	5,038,801
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Education
Series 2005B (AMBAC)
03/15/2026	5.500%	1,000,000	1,272,340
Series 2019A2
03/15/2035	5.000%	2,000,000	2,579,020
Total			24,402,455
Special Property Tax 0.5%
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2033	5.000%	1,000,000	1,247,490
State Appropriated 1.1%
Erie County Industrial Development Agency (The)
Revenue Bonds
School District of Buffalo Project
Series 2011A
05/01/2030	5.250%	1,440,000	1,515,686
New York State Dormitory Authority
Revenue Bonds
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2021	5.500%	1,000,000	1,059,080
Total			2,574,766
Tobacco 2.3%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2029	5.000%	2,965,000	2,970,159
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2031	5.000%	2,000,000	2,401,800
Total			5,371,959
Transportation 5.6%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Climate Bond Certified - Green
Series 2018
11/15/2026	5.000%	2,590,000	3,232,657
Revenue Bonds
BAN Series 2019 D-1
09/01/2022	5.000%	2,000,000	2,194,220
BAN Series 2019B-1
05/15/2022	5.000%	2,100,000	2,280,474
Series 2005B (AMBAC)
11/15/2024	5.250%	750,000	898,537

6	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016C-1
11/15/2036	5.000%	3,000,000	3,625,170
Metropolitan Transportation Authority(f)
Refunding Revenue Bonds
Green Bonds
Series 2017C-2
11/15/2029	0.000%	1,500,000	1,238,205
Total			13,469,263
Turnpike / Bridge / Toll Road 4.2%
New York State Thruway Authority
Refunding Revenue Bonds
Series 2014K
01/01/2029	5.000%	1,850,000	2,199,151
01/01/2032	5.000%	1,000,000	1,181,220
Revenue Bonds
Junior Lien
Series 2016A
01/01/2033	5.000%	1,000,000	1,204,730
Series 2019B
01/01/2036	5.000%	2,000,000	2,612,740
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2018-B
11/15/2031	5.000%	2,000,000	2,802,200
Total			10,000,041
Water & Sewer 1.1%
Buffalo Municipal Water Finance Authority
Refunding Revenue Bonds
Series 2015A
07/01/2028	5.000%	700,000	839,776
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2019AA
06/15/2032	5.000%	1,000,000	1,332,010
Western Nassau County Water Authority
Revenue Bonds
Series 2015A
04/01/2027	5.000%	145,000	173,575
04/01/2028	5.000%	175,000	208,798
Total			2,554,159
Total Municipal Bonds (Cost $214,010,352)			229,493,521

Money Market Funds 1.3%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(h)	249,164	249,189
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(h)	2,806,295	2,806,295
Total Money Market Funds (Cost $3,055,459)		3,055,484
Total Investments in Securities (Cost: $223,395,811)		238,879,005
Other Assets & Liabilities, Net		(614,792)
Net Assets		238,264,213

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $1,634,077, which represents 0.69% of total net assets.
(d)	Represents a security purchased on a when-issued basis.
(e)	Income from this security may be subject to alternative minimum tax.
(f)	Zero coupon bond.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2020, the total value of these securities amounted to $390,898, which represents 0.16% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia New York Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia New York Intermediate Municipal Bond Fund | Quarterly Report 2020